Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	CHINA FINANCE ONLINE CO. LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	111,145,633
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this "Amendment No. 1") to our annual report on Form 20-F for the year ended December 31, 2013, filed with the Securities and Exchange Commission on May 6, 2014 (the "2013 Form 20-F"), is filed solely for the purposes of supplementing and revising ITEM 4, 5, 6 and 7 and correcting a clerical error in ITEM 15 in the 2013 Form 20-F. This Amendment No. 1 speaks as of the filing date of the 2013 Form 20-F on May 6, 2014. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the 2013 Form 20-F or reflect any events that have occurred since May 6, 2014.
Entity Central Index Key	0001297830
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY